Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Deposits / Federal Home Loan Bank Advances / Regulatory Capital Matters [Abstract]
Advances from the Federal Home Loan Bank

	2012	2011
Maturities in 2012, fixed rate at 2.00%	$0	$3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$5,000	$8,000

Required payments over the next years

2014	2.86% to 2.88%	$5,000